Share-based Compensation	6 Months Ended
Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
8 - Share-based Compensation
The Company had the following share-based payment arrangements during the periods presented:
Restricted Share Units—The Arm Limited All Employee Plan 2019 (“2019 AEP”)
With respect to the 2019 AEP, for the three months ended September 30, 2023 and 2022, the Company recognized $340.9 million of share-based compensation cost and $6.0 million of share-based compensation credit, respectively, and $21.3 million and $(0.5) million of tax benefit (expense) associated with these awards, respectively. For the six months ended September 30, 2023 and 2022, the Company recognized $421.6 million of share-based compensation cost and $1.4 million of share-based compensation credit, respectively, and $35.6 million and $0.2 million of tax benefit associated with these awards, respectively. The share-based payment credit for the three and six months ended September 30, 2022 was attributable to the decrease in the RSU fair value and employee departures.
In connection with the IPO, all restricted share units (“RSU”) previously issued under the 2019 AEP plan were modified to be settled in ordinary shares of the Company except for those awards granted to employees of the Israeli subsidiary. For those RSUs to be settled in ordinary shares, the Company accounted for this change as a modification in accordance with ASC 718, Compensation—Stock Compensation and changed the classification of the awards from liability-classified to equity-classified. As a result of the modification, the Company reclassified $306.6 million from the non-current portion of accrued compensation and share-based compensation to additional paid-in capital on the Condensed Consolidated Balance Sheets. The 2019 AEP RSUs will vest 180 days after the IPO date to the extent that the relevant vesting hurdle is met or exceeded. The modification resulted in the incremental and accelerated share-based compensation cost of $217.2 million at the modification date which affected 5,251 employees. For the remaining RSUs granted to employees of the Israeli subsidiary, these awards remain liability-classified and the Company will remeasure the RSUs at fair value at each reporting period through the date of settlement.
During the period starting from May 2022 through June 2022, the Company’s remuneration committee modified the terms of the 2019 AEP to accelerate the vesting for approximately 435 employees affected by restructuring activities initiated in the year ended March 31, 2022. The affected participants of the plan were provided the option to i) settle all unvested RSUs for a cash payment equivalent to the product of (a) a fixed amount as determined by the remuneration committee (b) 50% of the number of RSUs held by the participant, or ii) retain the RSUs until they become vested pursuant to the original vesting terms. The Company accounted for this acceleration as a modification of vesting in connection with a settlement which resulted in the recognition of incremental share-based compensation cost. For the three months ended June 30, 2022, the Company recognized incremental share-based compensation cost of $11.8 million related to the cash receipt option and $2.2 million related to the RSUs retention option, respectively.
The table below identifies the RSU activity under the 2019 AEP:

	Number of RSUs	Weighted Average Grant Date Fair Value Per RSU(1)
Outstanding as of March 31, 2023	11,601,185	$54.47
Granted	2,603	54.51
Cancelled and forfeited	173,437	54.51
Outstanding as of September 30, 2023	11,430,351	$54.47
Expected to vest as of September 30, 2023	11,430,351	$54.47
(1)As of March 31, 2023, 2019 AEP outstanding awards were liability-classified with a weighted average fair value per RSUs of $23.33. For periods presented prior to the IPO, the average grant date fair value per RSU represents the modification fair value at IPO.
As of March 31, 2023, the total outstanding liability-classified RSUs expected to vest were 11,601,185 with a weighted average fair value per RSU of $23.33. As of September 30, 2023, the IPO triggered a modification which reclassified RSUs from liability-classified to equity-classified. As of September 30, 2023, the total outstanding liability-classified RSUs expected to vest were 146,252 with the weighted average fair value per RSU of $51.32 for the Israeli subsidiary. As of September 30, 2023, $527.7 million and $6.4 million were recognized in additional paid-in capital and non-current portion of accrued compensation and share-based compensation on the Condensed Consolidated Balance Sheets, respectively. As of March 31, 2023, $114.2 million was recognized as liability in the non-current portion of accrued compensation and share-based compensation on the Condensed Consolidated Balance Sheets. As of September 30, 2023, there was $88.4 million of total unrecognized compensation cost related to awards issued under the 2019 AEP expected to be recognized over a weighted-average period of 0.5 years. For the six months ended September 30, 2023, the Company did not have any payments arising from normal course vesting events. For the six months ended September 30, 2022, liability-classified share-based awards paid were $15.9 million related to the RSUs that had vesting conditions accelerated pursuant to restructuring activities.
Restricted Share Units—Executive IPO Plan (“2019 EIP”)
For the three months ended September 30, 2023 and 2022, $5.4 million and $4.1 million, respectively, of share-based compensation cost was recognized in connection with awards issued under the 2019 EIP. For the six months ended September 30, 2023 and 2022, $6.2 million and $3.5 million, respectively, of share-based compensation cost was recognized in connection with awards issued under the 2019 EIP. For the three months ended September 30, 2023 and 2022, the income tax (expense) benefit recorded was $(0.1) million and $0.7 million, respectively. For the six months ended September 30, 2023, the Company did not record any tax benefit or expense in connection with the awards under the 2019 EIP. For the six months ended September 30, 2022, the tax benefit recorded was $0.6 million.
In connection with the IPO, all RSUs previously issued under the 2019 EIP plan were modified to be settled in ordinary shares of the Company. In accordance with ASC 718, Compensation—Stock Compensation, the Company changed the classification of the awards from liability-classified to equity-classified at that time. As a result of the modification, the Company reclassified $5.7 million from non-current portion of accrued compensation and share-based compensation to additional paid-in capital on the Condensed Consolidated Balance Sheets. Upon the IPO, the awards granted under the 2019 EIP Plan became fully vested and the Company recognized accelerated share-based compensation cost of $4.1 million for all awards outstanding under the 2019 EIP prior to the IPO. As of September 30, 2023, fully vested RSUs were not yet settled in ordinary shares of the Company. In October 2023, all fully vested equity-classified awards were settled in ordinary shares of the Company.
The table below identifies the RSU activity under the 2019 EIP:

	Number of RSUs	Weighted Average Grant Date Fair Value Per RSU(1)
Outstanding as of March 31, 2023	192,999	$51.00
Granted	—
Vested	192,999	51.00
Cancelled and forfeited	—
Outstanding as of September 30, 2023	—	$—
Expected to vest as of September 30, 2023	—	$—
(1)As of March 31, 2023, 2019 EIP outstanding awards were liability-classified with a weighted average fair value per RSUs of $37.43. For periods presented prior to the IPO, the average grant date fair value per RSU represents the modification fair value at IPO.
As of March 31, 2023, the total outstanding liability-classified RSUs that were expected to vest was 192,999 with the weighted average fair value per RSU of $37.43. As of September 30, 2023, $9.8 million was recognized in additional paid-in capital on the Condensed Consolidated Balance Sheets. As of March 31, 2023, $3.6 million was recognized in the non-current portion of accrued compensation and share-based compensation on the Condensed Consolidated Balance Sheets. The Company did not have any payments for liability-classified share-based awards for the three and six months ended September 30, 2023 and 2022.
Phantom Share Scheme (Cash-Settled)
As of September 30, 2023 and March 31, 2023, there were no Phantom Shares outstanding. The Company recognized a credit for share-based compensation cost of $0.5 million and $0.8 million in connection with the Phantom Shares for the three and six months ended September 30, 2022, respectively, which was attributable to executive departures. No share-based compensation cost and tax expense or benefit was recognized under Phantom Shares Scheme Phantom Shares for the three and six months ended September 30, 2023. As of March 31, 2023, $1.1 million was recognized in accrued compensation and benefits and share-based compensation on the Condensed Consolidated Balance Sheets. For the six months ended September 30, 2023, the Company paid $0.9 million for the vested Phantom Shares. The variance between the amount accrued and paid of $1.1 million and $0.9 million, respectively, was driven by foreign exchanges differences as participants were paid in foreign denominated currencies. As of September 30, 2023, the Company did not have any unpaid amounts in relation to the vested awards.
Restricted Share Units – 2022 Arm Limited RSU Award Plan (“2022 RSU Plan”)
In June 2022, the 2022 RSU Plan was established to grant RSUs to all employees of the Company (“All Employee Awards”). The RSUs vest in tranches, require continuous service through the vesting date, and are subject to graded vesting over time. The 2022 RSU Plan allows for either cash or share settlement of the RSUs by tranche at the discretion of the Company’s remuneration committee. At the time of issuance, the Company intended to settle the RSUs in ordinary shares at the vesting date, and such RSUs were accounted for as equity-classified awards.
In November 2022, the Company determined that it would settle the first tranche of the RSUs outstanding that vested in March and May 2023 by paying cash instead of issuing shares. Other than the change in intent regarding form of settlement, no other terms or conditions regarding the RSUs were changed. The Company accounted for this change as a modification in accordance with ASC 718, Compensation—Stock Compensation and reclassified the affected portion of the award from equity to liability and remeasured the award at fair value at each reporting period through the date of settlement with consideration that total compensation cost cannot be less than the grant-date fair-value-based measure of the original award.
The 2022 RSU Plan provides vesting schedules applicable prior to and after an initial public offering. Upon the IPO, the awards under the 2022 RSU Plan were accounted for using the vesting schedules applicable after an initial public offering which resulted in an acceleration of compensation cost. The Company accounted for the changes as a modification in accordance with ASC 718, Compensation—Stock Compensation and recorded $17.7 million of accelerated share-based compensation cost at the modification date which affected 5,041 employees.
The table below identifies the All Employee Awards activity under the 2022 RSU Plan:

	Number of RSUs	Weighted Average Grant Date Fair Value Per RSU
Outstanding as of March 31, 2023	11,129,734	$35.87
Granted	17,134,484	43.68
Vested	351,022	31.28
Cancelled and forfeited	454,247	39.93
Outstanding as of September 30, 2023	27,458,949	$40.69
Expected to vest as of September 30, 2023	27,458,949	$40.69
As of March 31, 2023, the total liability-classified RSUs that are expected to vest were 284,036 with a weighted average fair value per RSU of $40.47. For the six months ended September 30, 2023, the Company paid $244.0 million arising from the normal vesting of liability-classified share-based awards. All liability-classified awards were vested as of August 15, 2023 and were paid as of September 30, 2023. For the three months ended September 30, 2023 and 2022, share-based compensation cost of $152.1 million and $48.0 million was recognized in connection with RSUs, respectively. For the six months ended September 30, 2023 and 2022, share-based compensation cost of $215.5 million and $57.5 million was recognized in connection with RSUs, respectively. Tax benefits recorded for the three months ended September 30, 2023 and 2022 were $21.5 million and $9.1 million, respectively. Tax benefits recorded for the six months ended September 30, 2023 and 2022 were $33.3 million and $10.5 million, respectively. As of September 30, 2023, the Company recognized $208.1 million in additional paid-in capital on the Condensed Consolidated Balance Sheets for equity-classified awards. As of March 31, 2023, the Company recognized $1.9 million and $234.8 million in additional paid-in capital and accrued compensation and benefits and share-based compensation on the Condensed Consolidated Balance Sheets. As of September 30, 2023, there was $910.3 million total unrecognized compensation expense related to All Employee Awards issued under the 2022 RSU Plan expected to be recognized over a weighted-average period of 1.3 years and there were no liability-classified RSUs under the 2022 RSU Plan.
Executive Awards Granted under the 2022 RSU Plan – Executive Awards
In November 2022, the Company issued two types of executive awards (the “Annual Awards” and “Launch Awards”) under the 2022 RSU Plan to certain of our executive officers (collectively, the “Executive Awards”). The Executive Awards entitle participants to a fixed amount of cash or, upon the occurrence of a change in control or an initial public offering, ordinary shares of the Company at the discretion of the remuneration committee. As of September 30, 2023, awards are expected to be settled in ordinary shares at the vesting date.
In connection with the IPO, all Executive Awards previously issued under the 2022 RSU Plan were modified to be settled in ordinary shares of the Company. Given the awards were no longer expected to be settled in cash but rather expected to be settled in ordinary shares based on the initial public offering price of $51.00 per ADS, the modification resulted in a change to the classification of the Executive Awards from liability-classified to equity-classified. The Company accounted for this change as a modification in accordance with ASC 718, Compensation—Stock Compensation. As a result of the modification, the Company reclassified $9.1 million and $20.2 million in current portion of accrued compensation and benefits and share-based compensation and non-current portion of accrued compensation and share-based compensation, respectively, to additional paid-in capital on the Condensed Consolidated Balance Sheets. The modification resulted in an issuance of 1,875,202 RSUs equal to the fixed monetary amount issued to all Executive Awards outstanding under the 2022 RSU Plan as of that date. Upon the occurrence of the IPO, the Company recognized accelerated share-based compensation cost of $9.8 million, for which the service-based vesting condition was satisfied or partially satisfied, at the modification date which affected 14 employees.
The table below identifies the Executive Awards activity under the 2022 RSU Plan:

	Awards(1)	Weighted Average Grant Date Fair Value Per Award(1)
Outstanding as of March 31, 2023	—
Executed Awards converted from liability awards	1,875,202	$51.00
Granted	—	—
Vested	588,235	51.00
Cancelled and forfeited	—
Outstanding as of September 30, 2023	1,286,967	$51.00
Expected to vest as of September 30, 2023	1,286,967	$51.00
(1)    Awards and weighted average grant date per share exclude shares related to Annual Awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan. For periods presented prior to the IPO, the average grant date fair value per award represents the modification fair value at IPO.
For the three and six months ended September 30, 2023, the Company recognized $20.3 million and $33.7 million, respectively, of share-based compensation cost and $(1.5) million and $1.0 million, respectively, of income tax (expense) benefit in connection with the Executive Awards granted under the 2022 RSU Plan. For the six months ended September 30, 2023, Executive Awards vested and paid were $25.0 million due to the normal course of vesting for liability-classified awards. As of September 30, 2023, fully vested equity-classified awards were not yet settled in ordinary shares of the Company. In October 2023, all fully vested equity-classified awards were settled in ordinary shares of the Company. As of September 30, 2023, $40.9 million was recognized in additional paid-in capital. As of March 31, 2023, the Company recognized $32.2 million as a liability for awards that are now remeasured and reclassified from liability to equity comprising $18.4 million and $13.8 million in accrued compensation and benefits and share-based compensation and non-current portion of accrued compensation and share-based compensation on the Condensed Consolidated Balance Sheets, respectively. As of September 30, 2023, there was $54.7 million of total unrecognized compensation cost related to equity-classified Executive Awards expected to be recognized over a weighted-average period of 1.3 years.
Share-based Compensation Cost
A summary of share-based compensation cost recognized on the Condensed Consolidated Income Statements is as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2023	2022	2023	2022
Cost of sales	$20	$2	$26	$3
Selling, general and administrative	149	12	198	18
Research and development	349	32	452	38
Total	$518	$46	$676	$59
No share-based compensation cost was capitalized for the three and six months ended September 30, 2023 and 2022.